Statement of Stockholders' Equity - USD ($)	Series A Preferred Stock	Series B Preferred Stock	Convertible Preferred Stock, Series C	Common Class A	Common Class B	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Beginning Balance at Dec. 31, 2013	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 111,812	$ 111,812
Preferred Stock, Shares Outstanding, Beginning Balance at Dec. 31, 2013	0	0	0
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2013				0	0
Imputed interest expense								0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 0	$ 0	$ 0	$ 0	$ 0	0	(122,178)	(122,178)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2014	$ 0	$ 0	$ 0	$ 0	$ 0	0	(10,366)	(10,366)
Preferred Stock, Shares Outstanding, Ending Balance at Dec. 31, 2014	0	0	0
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2014				0	0
Stock Issued During Period, Value, New Issues	$ 10	$ 10	$ 276,532	$ 411	$ 230,000	(430,288)	0	76,675
Stock Issued During Period, Shares, New Issues	1,000	1,000	27,653,203	41,086	0
Imputed interest expense	$ 0	$ 0	$ 0	$ 0	$ 0	799	0	799
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	0	0	0	0	0	0	(77,915)	(77,915)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Ending Balance at Dec. 31, 2015	$ 10	$ 10	$ 276,532	$ 411	$ 230,000	$ (429,489)	$ (88,281)	(10,807)
Preferred Stock, Shares Outstanding, Ending Balance at Dec. 31, 2015	1,000	1,000	27,653,203
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2015				41,086	23,000,000
Imputed interest expense								599
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								$ (599)